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                       [GREENBERG TRAURIG, LLP LETTERHEAD]



John C. Kirkland
Tel. 310.586.7786
Fax 310.586.0286
KirklandJ@gtlaw.com


February 18, 2005

BY EDGAR

Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C. 20549


Re:     Hythiam, Inc.
        CIK: 000112353
        Post-Effective Amendment to Form S-1 on Form S-3

Ladies and Gentlemen:

We are transmitting herewith a post-effective amendment on Form S-3 to a registration statement on Form S-1, for filing on behalf of our client Hythiam, Inc. (the "Company"), relating to the resale of shares of common stock of the Company by the listed selling shareholders.

Please feel free to contact me by e-mail at KirklandJ@gtlaw.com or by telephone at 310.586.7786 or with any questions or to discuss this matter.

Sincerely,

/s/ JOHN C. KIRKLAND

John C. Kirkland
JCK:mb